Note 18 - Operating Segmentation	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
18.	Operating segmentation:

Effective as of the transfer of Digital Deposit Receipt (“DDR”) technology to an existing, wholly owned subsidiary (DBG Inc.) of DRT Cyber Inc., which was subsequently renamed Digital Meteor, Inc., the Bank has established four reportable operating segments: Digital Banking Canada, Digital Banking USA, DRTC, and Digital Meteor Inc. These four operating segments represent strategic business operations that provide distinct products and services to different markets. They are separately managed due to the differences in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking Canada - The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian banking market. VersaBank obtains its deposits and provides the majority of its credit assets electronically via innovative deposit and lending solutions for financial intermediaries.

Digital Banking USA - The Bank intends to adopt a business-to-business model, leveraging its proprietary financial technology to address underserved segments of the US banking market. VersaBank USA plans to acquire deposits and deliver the majority of its credit assets electronically through innovative deposit and lending solutions tailored for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

Digital Meteor, Inc. -Through its wholly owned subsidiary, Digital Meteor, Inc. (“Digital Meteor”), VersaBank owns proprietary intellectual property and technology to enable the next generation of digital assets by the banking and financial community, including the Bank’s revolutionary Digital Deposit Receipts (“DDR”s).

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by the Bank’s chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of the Bank’s Consolidated Financial Statements, as disclosed in note 3 of the Bank’s 2024 audited Consolidated Financial Statements.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

The following table sets out the results of each reportable operating segment as at and for the three and six months ended April 30, 2025, and 2024:

(thousands of Canadian dollars)
for the three months ended	April 30, 2025						April 30, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments		Canada			Adjustments
Net interest income	$25,525	$2,507	$-	$-	$-	$28,032	$26,242	$-	$-	$-	$26,242
Non-interest income	122	(18)	569	1,789	(355)	2,107	262	82	2,254	(339)	2,259
Total revenue	25,647	2,489	569	1,789	(355)	30,139	26,504	82	2,254	(339)	28,501

Provision for (recovery of) credit losses	954	(65)	-	-	-	889	16	-	-	-	16
	24,693	2,554	569	1,789	(355)	29,250	26,488	82	2,254	(339)	28,485

Non-interest expenses:
Salaries and benefits	5,836	1,464	253	1,602	-	9,155	5,724	101	1,584	-	7,409
General and administrative	5,267	800	343	665	(355)	6,720	3,445	72	379	(339)	3,557
Premises and equipment	947	104	123	467	-	1,641	845	23	351	-	1,219
	12,050	2,368	719	2,734	(355)	17,516	10,014	196	2,314	(339)	12,185

Income (loss) before income taxes	12,643	186	(150)	(945)	-	11,734	16,474	(114)	(60)	-	16,300

Income tax provision	3,443	53	2	(293)	-	3,205	4,484	33	(45)	-	4,472

Net income (loss)	$9,200	$133	$(152)	$(652)	$-	$8,529	$11,990	$(147)	$(15)	$-	$11,828

Total assets	$4,761,444	$281,153	$11,086	$25,224	$(31,774)	$5,047,133	$4,378,863	$3,022	$24,848	$(18,413)	$4,388,320

Total liabilities	$4,386,758	$144,517	$9,029	$19,708	$(41,185)	$4,518,827	$3,982,924	$1,010	$28,059	$(23,776)	$3,988,217

(thousands of Canadian dollars)
for the six months ended	April 30, 2025						April 30, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments		Canada			Adjustments
Net interest income	$49,210	$4,546	$-	$-	$-	$53,756	$52,810	$-	$-	$-	$52,810
Non-interest income	247	(17)	911	3,778	(709)	4,210	382	662	4,174	(676)	4,542
Total revenue	49,457	4,529	911	3,778	(709)	57,966	53,192	662	4,174	(676)	57,352

Provision for (recovery of) credit losses	1,987	(74)	-	-	-	1,913	(111)	-	-	-	(111)
	47,470	4,603	911	3,778	(709)	56,053	53,303	662	4,174	(676)	57,463

Non-interest expenses:
Salaries and benefits	11,125	2,628	470	3,546	-	17,769	11,095	245	2,607	-	13,947
General and administrative	9,983	1,397	387	1,151	(709)	12,209	7,721	122	723	(676)	7,890
Premises and equipment	1,850	213	171	1,003	-	3,237	1,613	66	693	-	2,372
	22,958	4,238	1,028	5,700	(709)	33,215	20,429	433	4,023	(676)	24,209

Income (loss) before income taxes	24,512	365	(117)	(1,922)	-	22,838	32,874	229	151	-	33,254

Income tax provision	6,548	129	2	(513)	-	6,166	8,620	38	69	-	8,727

Net income (loss)	$17,964	$236	$(119)	$(1,409)	$-	$16,672	$24,254	$191	$82	$-	$24,527

Total assets	$4,761,444	$281,153	$11,086	$25,224	$(31,774)	$5,047,133	$4,378,863	$3,022	$24,848	$(18,413)	$4,388,320

Total liabilities	$4,386,758	$144,517	$9,029	$19,708	$(41,185)	$4,518,827	$3,982,924	$1,010	$28,059	$(23,776)	$3,988,217

Prior to the year ended October 31, 2024, substantially all Digital Banking’s operations were based in Canada.